Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	$ 8,402,488	$ 7,971,224
Direct to Consumer [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	3,899,493	3,183,664
Wholesale [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	1,595,553	1,657,851
Third Party [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	1,119,887	294,967
Products [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	6,614,933	5,136,482
Services [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	$ 1,787,555	$ 2,834,742